[GRAPHIC OMITTED]


SELECT VARIABLE ACCOUNT



SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 1997
(UNAUDITED)






This report provides information to ReliaStar Life Insurance Company's Select Variable Account Contract Owners. If it is used for any other purpose, it must be accompanied or preceded by a current ReliaStar Select Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Product Fund (VIP), Variable Insurance Products II (VIP II) and Putnam Variable Trust.






                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                             (in Thousands, Except Share and Unit Data)
                                                             (Unaudited)

                                                            Fidelity's VIP    Fidelity's VIP     Fidelity's VIP      Fidelity's VIP
                                                             Money Market       High Income       Equity-Income          Growth
ASSETS:                                                        Portfolio         Portfolio         Portfolio            Portfolio
-------                                                        ---------         ---------         ---------            ---------
Investments in mutual funds at market value:
FIDELITY'S VIP AND VIP II:
   Money Market Portfolio
     28,735,964 shares (cost $28,736)                           $28,736
    High Income Portfolio
     2,906,000 shares (cost $33,738)                                             $36,122
    Equity-Income Portfolio
     6,510,939 shares (cost $111,974)                                                             $143,631
    Growth Portfolio
     3,776,720 shares (cost $98,163)                                                                                     $129,164
    Overseas Portfolio
     1,953,460 shares (cost $32,481)
    Asset Manager Portfolio
     3,558,897 shares (cost $52,557)
    Investment Grade Bond Portfolio
     1,178,928 shares (cost $13,706)
    Index 500 Portfolio
     380,526 shares (cost $32,851)
   Contrafund Portfolio
     1,694,325 shares (cost $26,208)

PUTNAM VARIABLE TRUST:
   Putnam VT Diversified Income Fund
     927,331 shares (cost $9,829)
    Putnam VT Growth and Income Fund
     1,737,654 shares (cost $39,056)
    Putnam VT Utilities Growth and Income Fund
     506,138 shares (cost $6,766)
    Putnam VT Voyager Fund
     1,682,628 shares (cost $50,741)
   Putnam VT Asia Pacific Growth Fund
     334,895 shares (cost $3,568)
   Putnam VT New Opportunities Fund
     1,436,085 shares (cost $24,972)

NORTHSTAR'S:
   Income and Growth Fund
     240,225 shares (cost $2,853)
   Growth Fund
     538,516 shares (cost $7,572)
   Multi-Sector Bond Fund
     550,657 shares (cost $2,867)
                                                                --------        ----------       ----------             ----------
   Total Assets                                                 $28,736          $36,122          $143,631               $129,164
                                                                =======          =======          ========               ========


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to ReliaStar Life Insurance Company
   for contract charges and reserve transfers                       $34              $35              $161                   $120
Contract Owners' Equity                                          28,702           36,087           143,470                129,044
                                                             ----------       ----------        ----------              ----------
   Total Liabilities and Contract Owners' Equity                $28,736          $36,122          $143,631               $129,164
                                                             ==========       ==========        ==========               =========


Units Outstanding:                                        2,332,520.132    2,016,953.507     5,903,968.032          4,991,137.844

Net Asset Value per Unit:
     Select*Annuity II
           Tax-Qualified                                     $14.954531        $25.449873       $33.696727             $36.027050
           Non-Tax Qualified                                 $14.954531        $25.449873       $33.696727             $36.027050
     Select*Annuity  III
           Tax-Qualified                                     $11.373125        $13.778949       $18.247962             $16.828522
           Non-Tax Qualified                                 $11.373125        $13.778949       $18.247962             $16.828522



    The accompanying notes are an integral part of the financial statements.



                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                             (in Thousands, Except Share and Unit Data)
                                                             (Unaudited)

                                      FIDELITY'S VIP II
   FIDELITY'S VIP  FIDELITY'S VIP II    INVESTMENT     FIDELITY'S VIP II FIDELITY'S VIP II
      OVERSEAS       ASSET MANAGER      GRADE BOND         INDEX 500       CONTRAFUND
      PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
      ---------        ---------         ---------         ---------        ---------











        $39,147

                          $59,078

                                           $13,959

                                                             $39,430

                                                                              $30,379






















      ----------        ----------       ----------        ----------       ----------
        $39,147           $59,078          $13,959           $39,430          $30,379
      =========         =========         =========         =========       ==========




            $42              $66               $18               $64              $29
         39,105            59,012           13,941            39,366           30,350
     ----------        ----------       ----------        ----------       ----------
        $39,147          $59,078           $13,959          $39,430           $30,379
      =========         =========         =========         =========       ==========

  2,229,939.299     3,598,953.545    1,102,851.415     1,992,012.513    1,888,934.689



     $22.020901       $18.970792        $14.559981       $20.781193                $-
     $22.020901       $18.970792        $14.559981       $20.781193                $-

     $13.886888       $13.241677        $11.392678       $19.460068        $16.050097
     $13.886888       $13.241677        $11.392678       $19.460068        $16.050097



    The accompanying notes are an integral part of the financial statements.



                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                            June 30, 1997
                                             (in Thousands, Except Share and Unit Data)
                                                             (Unaudited)

                                                             PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                            DIVERSIFIED       GROWTH AND     UTILITIES GROWTH     PUTNAM VT
                                                              INCOME            INCOME          AND INCOME         VOYAGER
ASSETS:                                                        FUND              FUND              FUND             FUND
-------                                                        ----              ----              ----             ----
Investments in mutual funds at market value:

FIDELITY'S VIP AND VIP II:
   Money Market Portfolio
     28,735,964 shares (cost $28,736)
    High Income Portfolio
     2,906,000 shares (cost $33,738)
    Equity-Income Portfolio
     6,510,939 shares (cost $111,974)
    Growth Portfolio
     3,776,720 shares (cost $98,163)
    Overseas Portfolio
     1,953,460 shares (cost $32,481)
    Asset Manager Portfolio
     3,558,897 shares (cost $52,557)
    Investment Grade Bond Portfolio
     1,178,928 shares (cost $13,706)
    Index 500 Portfolio
     380,526 shares (cost $32,851)
   Contrafund Portfolio
     1,694,325 shares (cost $26,208)

PUTNAM VARIABLE TRUST:
    Putnam VT Diversified Income Fund
     927,331 shares (cost $9,829)                                $9,997
    Putnam VT Growth and Income Fund
     1,737,654 shares (cost $39,056)                                             $45,891
    Putnam VT Utilities Growth and Income Fund
     506,138 shares (cost $6,766)                                                                   $7,293
    Putnam VT Voyager Fund
     1,682,628 shares (cost $50,741)                                                                                $57,983
    Putnam VT Asia Pacific Growth Fund
     334,895 shares (cost $3,568)
    Putnam VT New Opportunities Fund
     1,436,085 shares (cost $24,972)

NORTHSTAR'S:
   Income and Growth Fund
     240,225 shares (cost $2,853)
   Growth Fund
     538,516 shares (cost $7,572)
   Multi-Sector Bond Fund
     550,657 shares (cost $2,867)
                                                             ----------       ----------        ----------       ----------
   Total Assets                                                  $9,997          $45,891            $7,293          $57,983
                                                              =========        =========        ==========        ==========



LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to ReliaStar Life Insurance Company
   for contract charges and reserve transfers                       $12              $62                $8              $73
Contract Owners' Equity                                           9,985           45,829             7,285           57,910
                                                             ----------       ----------        ----------       ----------
   Total Liabilities and Contract Owners' Equity                 $9,997          $45,891            $7,293          $57,983
                                                              =========        =========        ==========        ==========

Units Outstanding:                                          824,852.123    2,477,977.575       497,406.840    3,342,105.079

Net Asset Value per Unit:
     Selelct*Annuity II
           Tax-Qualified                                     $12.638254        $18.918852       $15.276213       $17.957004
           Non-Tax Qualified                                 $12.638254        $18.918852       $15.276213        $17.957004
     Selelct*Annuity  III
           Tax-Qualified                                     $12.068939        $18.407312       $14.549688        $17.188773
           Non-Tax Qualified                                 $12.068939        $18.407312       $14.549688        $17.188773


    The accompanying notes are an integral part of the financial statements.





                 PUTNAM VT         PUTNAM VT       NORTHSTAR'S
               ASIA PACIFIC           NEW            INCOME          NORTHSTAR'S       NORTHSTAR'S
                  GROWTH         OPPORTUNITIES     AND GROWTH          GROWTH       MULTI-SECTOR BOND
                   FUND              FUND             FUND              FUND              FUND             TOTAL
                   ----              ----             ----              ----              ----             -----




                                                                                                            $28,736

                                                                                                             36,122

                                                                                                            143,631

                                                                                                            129,164

                                                                                                             39,147

                                                                                                             59,078

                                                                                                             13,959

                                                                                                             39,430

                                                                                                             30,379



                                                                                                              9,997

                                                                                                             45,891

                                                                                                              7,293

                                                                                                             57,983

                     $3,855                                                                                   3,855

                                     $27,214                                                                 27,214



                                                        $3,015                                                3,015

                                                                         $8,045                               8,045

                                                                                           $2,874             2,874
                 ----------       ----------        ----------       ----------        ----------        ----------
                     $3,855          $27,214            $3,015           $8,045            $2,874          $685,813
                  =========        =========        ==========        ==========       ==========        ==========




                         $5              $21                $4               $8                $-             $762
                      3,850           27,193             3,011            8,037             2,874          685,051
                 ----------       ----------        ----------       ----------        ----------       ----------
                     $3,855          $27,214            $3,015           $8,045            $2,874         $685,813
                  =========        =========        ==========        ==========       ==========       ==========


               $    -               $  -              $  -             $   -   $           $  -
               $    -                $ -              $  -             $   -   $           $  -

                 $11.563413        $15.851279       $14.591751        $15.888444       $13.123843
                 $11.563413        $15.851279       $14.591751        $15.888444       $13.123843



                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)
                                  (Unaudited)


                                                                               PERIOD ENDED         YEAR ENDED           YEAR ENDED
                                                                                  JUNE 30,          DECEMBER 31,       DECEMBER 31,
                                                                                   1997                1996                1995
                                                                               ---------------       -----------        ------------
Net investment income:
  Reinvested dividend income ...........................................          $  15,938           $   7,818           $   5,942
  Reinvested capital gains .............................................             22,210              15,324               3,314
  Administrative Expenses ..............................................             (4,627)             (7,168)             (4,764)
                                                                                  ---------           ---------           ---------
    Net investment income and capital gains ............................             33,521              15,974               4,492
                                                                                  ---------           ---------           ---------
Realized and unrealized gains:
  Net realized gains on
    redemptions of fund shares .........................................             10,902              15,202               9,391
  Increase in unrealized
    appreciation of investments ........................................             26,011              20,697              51,022
                                                                                  ---------           ---------           ---------
    Net realized and unrealized gains ..................................             36,913              35,899              60,413
                                                                                  ---------           ---------           ---------
         Net additions from operations .................................             70,434              51,873              64,905
                                                                                  ---------           ---------           ---------
Contract Owners' transactions:
  Net purchase payments ................................................             76,664             154,093              90,585
  Surrenders ...........................................................            (19,051)            (24,022)            (21,291)
  Transfers between Sub-Accounts
     and Fixed Account .................................................                513               1,252                (913)
  Annuity payments .....................................................             (1,779)             (2,603)               (958)
  Transfers to (from) required reserves ................................                 22                   4                (146)
                                                                                  ---------           ---------           ---------
    Net additions for Contract Owners' transactions ....................             56,369             128,724              67,277
                                                                                  ---------           ---------           ---------
         Net additions for the period ..................................            126,803             180,597             132,182

Contract Owners' Equity, beginning of the year .........................            558,248             377,651             245,469
                                                                                  ---------           ---------           ---------
Contract Owners' Equity, end of the period .............................          $ 685,051           $ 558,248           $ 377,651
                                                                                  =========           =========           =========




RELIASTAR SELECT VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
 (Unaudited)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND CONTRACTS:
ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the following Funds during the period (see note 4):


   FIDELITY'S VIP AND VIP II:         PUTNAM VARIABLE TRUST:                        NORTHSTAR FUNDS:
   --------------------------         ----------------------                        ----------------
   Money Market Portfolio             Putnam VT Diversified Income Fund             Growth Fund
   High Income Portfolio              Putnam VT Growth and Income Fund              Income and Growth Fund
   Equity-Income Portfolio            Putnam VT Utilities Growth and Income Fund    Multi-Sector Bond Fund
   Growth Portfolio                   Putnam VT Voyager Fund
   Overseas Portfolio                 Putnam VT Asia Pacific Growth Fund
   Asset Manager Portfolio            Putnam VT New Opportunities Fund
   Investment Grade Bond Portfolio
   Index 500 Portfolio
   Contrafund Portfolio


Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the three Northstar Funds and is paid fees for its services by the Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIP and VIP II and is paid fees for its services by the VIP and VIP II portfolios. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the Sub-Accounts investing in shares of Index 500 Portfolio. On January 6, 1994, ReliaStar Life established sub-accounts investing in Putnam Variable Trust which were made available to purchasers of ReliaStar Life's Selelct*Annuity III variable annuity contracts. On May 2, 1994, Sub-Accounts investing in Putnam Variable Trust were also made available to purchasers of ReliaStar Life's Selelct*Annuity II variable annuity contracts. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to purchasers of ReliaStar Life's Selelct*Annuity III variable annuity contracts. On April 30, 1995, Sub-Accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to purchasers of ReliaStar Life's Selelct*Annuity III variable annuity contracts.

SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

VARIABLE ANNUITY RESERVES:
The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

2.   FEDERAL INCOME TAXES:
Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3.   CONTRACT CHARGES:
No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by ReliaStar Life.

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

4.   RELIASTAR LIFE'S SELECT FUNDS:
On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Contract Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIP Growth Portfolio and VIP II Asset Manager Portfolio, respectively.





       RELIASTAR SELECT VARIABLE ACCOUNT RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (Unaudited)


5.   INVESTMENTS:
The net realized gains (losses) on redemptions of fund shares for the period ended June 30, 1997 and the years ended December 31, 1996 and 1995, were as follows, (in thousands):


                                                                                SELECT
                                                                               CAPITAL GROWTH
                                         TOTAL                                FUND, INC.
                    --------------------------------------------------  --------------------------------    ------------
                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......    $71,876         $118,228           $83,108               $-                $-           $6,333
Cost ...............     60,974          103,026            73,717                -                 -            6,809
                       --------        ---------         ---------        ---------         ---------        ---------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....    $10,902          $15,202          $  9,391               $-               $-             ($476)
                       ========         ========          ========        =========        =========         =========


                                              SELECT                              FIDELITY'S VIP
                                              MANAGED                              MONEY MARKET
                                             FUND, INC.                              PORTFOLIO
                   -------------------------------------------------  ------------------------------------------------
                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------

                          $-                $-           $6,137           $23,564          $42,187           $16,985
                           -             6,129            23,564           42,187            16,985
                    ---------         ---------        ---------         ---------        ---------         ---------



                          $-                $-                $8                $-                $-              $-
                   =========          ========         =========          ========        ==========         =======







                                    FIDELITY'S VIP                                       FIDELITY'S VIP
                                      HIGH INCOME                                         EQUITY-INCOME
                                       PORTFOLIO                                            PORTFOLIO
                   ------------------------------------------------    -------------------------------------------------
                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......     $3,568           $5,915            $5,766           $6,144           $12,619            $7,777
Cost ...............      3,318            5,588             5,414            3,573             8,308             5,469
                       --------        ---------         ---------         ---------         ---------        ---------
Net realized gains
  on redemptions
  of fund shares ...       $250             $327            $  352           $2,571            $4,311            $2,308
                       ========         ========          ========        =========        =========         =========




                       FIDELITY'S VIP                                      FIDELITY'S VIP
                           GROWTH                                             OVERSEAS
                          PORTFOLIO                                           PORTFOLIO
      ------------------------------------------------     ----------------------------------------------
      Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
        June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
          1997              1996             1995              1997             1996              1995
        ---------         ---------        ---------         ---------        ---------         ---------

          $12,527           $14,481          $11,631            $2,788           $4,178            $6,179
            7,856             9,275            7,195             2,287            3,474             5,293
        ---------         ---------        ---------         ---------        ---------         ---------


           $4,671            $5,206           $4,436              $501             $704               $886
       ==========        ==========       ==========        ==========       ==========         ==========





                                   FIDELITY'S VIP II                                    FIDELITY'S VIP II
                                     ASSET MANAGER                                      INVESTMENT GRADE
                                       PORTFOLIO                                         BOND PORTFOLIO
                    ----------------------------------------------     -----------------------------------------------

                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......     $3,302           $7,803            $9,653           $3,217            $7,309            $5,108
Cost ...............      2,934            6,855             8,857            3,294             7,166             4,997
                      ---------        ---------         ---------        ---------         ---------         ---------
Net realized
  gains (losses)
  on redemptions
  of fund shares ...       $368             $948              $796             ($77)              $143             $111
                     ==========       ==========        ==========       ==========         ==========        =========




                 FIDELITY'S VIP II                                   FIDELITY'S VIP II
                     INDEX 500                                          CONTRAFUND
                     PORTFOLIO                                           PORTFOLIO
---------------------------------------------------   ----------------------------------------------
 Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
   June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
     1997              1996             1995              1997             1996              1995
   ---------         ---------        ---------         ---------        ---------         ---------

      $5,400            $3,362           $1,802            $1,958           $2,884              $140
       4,258             2,572            1,542             1,612            2,533               119
   ---------         ---------        ---------         ---------        ---------         ---------



      $1,142              $790             $260              $346             $351               $21
  ==========        ==========       ==========        ==========       ==========         ==========





                                       PUTNAM VT                                            PUTNAM VT
                                  DIVERSIFIED INCOME                                    GROWTH AND INCOME
                                         FUND                                                 FUND
                    ----------------------------------------------      ----------------------------------------------
                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......       $805            $2,636           $1,414            $1,533           $2,454            $1,006
Cost................        753             2,396            1,334             1,124            1,920               876
                      ---------         ---------        ---------         ---------        ---------         ---------
Net realized gains
  on redemptions
  of fund shares ...        $52              $240              $80              $409             $534              $130
                      =========         =========        ==========        =========        =========         =========



                           PUTNAM VT
                           UTILITES                                            PUTNAM VT
                       GROWTH AND INCOME                                        VOYAGER
                             FUND                                                FUND
       ----------------------------------------------       ----------------------------------------------
       Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
         June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
           1997              1996             1995              1997             1996              1995
         ---------         ---------        ---------         ---------        ---------         ---------

               $547           $1,580             $548            $2,529            $4,731            $2,124
                441            1,299               493            2,163             3,734             1,764
          ---------        ---------         ---------        ---------         ---------         ---------


               $106             $281               $55             $366              $997              $360
         ==========        ==========       ==========       ==========        ==========        ==========





                                       PUTNAM VT                                         PUTNAM VT
                                     ASIA PACIFIC                                   NEW OPPORTUNITIES
                                      GROWTH FUND                                          FUND
                    ----------------------------------------------      -----------------------------------------------
                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......       $479              $730              $96            $1,107           $2,901              $321
Cost ...............        463               690               96               968            2,468               262
                      ---------        ---------         ---------        ---------         ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $16               $40               $-              $139             $433               $59
                       =========         ========          ========        =========        =========         =========




                        NORTHSTAR'S                                         NORTHSTAR'S
                     INCOME AND GROWTH                                        GROWTH
                           FUND                                                FUND
     -----------------------------------------------      -----------------------------------------------
     Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
       June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
         1997              1996             1995              1997             1996              1995
       ---------         ---------        ---------         ---------        ---------         ---------

           $203             $204               $36           $2,071            $1,537               $15
            195              197                34            2,038             1,658                12
      ---------        ---------        ---------         ---------         ---------         ---------



             $8               $7               $ 2              $33             ($121)              $ 3
     ==========       ==========        ==========        ==========       ==========        ==========


                                      NORTHSTAR'S
                                   MULTI-SECTOR BOND
                                         FUND
                    ----------------------------------------------
                    Period ended      Year ended        Year ended
                      June 30,         Dec. 31,          Dec. 31,
                        1997             1996              1995
                      ---------        ---------         ---------
Proceeds from
  redemptions ......       $134              $717              $37
Cost ...............        133               706               37
                      ---------        ---------         ---------
Net realized gains
  on redemptions
  of fund shares ...         $1               $11               $-
                       =========         ========          ========



                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                            (Unaudited)

6. CONTRACT OWNERS' TRANSACTIONS:
   Unit transactions in each Sub-Account during the period ended June 30, 1997 and the years ended December 31, 1996 and 1995,  w

                                               SELECT CAPITAL                                    SELECT
                                                   GROWTH                                        MANAGED
                                                 FUND, INC.                                    FUND, INC.
                                 ------------------------------------------    -------------------------------------------
                                 Period ended    Year ended      Year ended    Period ended    Year ended      Year ended
                                   June 30,       Dec. 31,        Dec. 31,       June 30,       Dec. 31,        Dec. 31,
                                     1997           1996            1995           1997           1996            1995
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   beginning of year.......                -               -    199,602.754              -               -    385,981.897
Units purchased............                -               -      2,170.070              -               -      3,513.590
Units redeemed.............                -               -     (9,983.707)             -               -    (20,308.314)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...........                -               -   (191,789.117)             -               -   (369,187.173)
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   end of period...........                -               -              -              -               -              -
                                 ===========    ============    ============   ===========     ===========    ============



                  FIDELITY VIP                                FIDELITY VIP                              FIDELITY VIP
                  MONEY MARKET                                 HIGH INCOME                              EQIOTY-INCOME
                    PORTFOLIO                                    PORTFOLIO                               POTFOLIO
-------------------------------------------   -----------------------------------------    -------------------------    ------------
 Period ended    Year ended      Year ended    Period ended   Year ended      Year ended   Period ended   Year ended     Year ended
   June 30,       Dec. 31,        Dec. 31,       June 30,      Dec. 31,        Dec. 31,      June 30,      Dec. 31,       Dec. 31,
     1997           1996            1995           1997          1996            1995          1997          1996           1995
 -----------     -----------    -----------    -----------    -----------    -----------    -----------   -----------   -----------


,109,840.660    1,607,916.548  1,183,020.139  1,838,171.642  1,368,646.703  1,018,223.635  5,527,634.758 4,437,068.543 3,257,109.719
 859,043.465    2,034,662.092  1,210,518.082    245,395.202    542,457.950    405,708.793    582,082.894 1,500,854.190 1,101,417.898
(179,270.381)    (187,417.851)  (120,871.417)   (51,341.288)   (78,292.096)   (74,441.049)  (232,639.516) (301,764.963)(259,661.010)


(457,093.612)  (1,345,320.129)  (664,750.256)   (15,272.049)     5,359.085     19,155.324     26,889.896  (108,523.012)  338,201.936
 -----------     -----------    -----------    -----------    -----------    -----------    -----------   -----------   -----------

2,332,520.132   2,109,840.660  1,607,916.548  2,016,953.507  1,838,171.642  1,368,646.703  5,903,968.032 5,527,634.758 4,437,068.543
=============   =============  =============  =============  =============  =============  ============= ============= =============





                                               FIDELITY'S VIP                                FIDELITY'S VIP
                                                   GROWTH                                       OVERSEAS
                                                  PORTFOLIO                                     PORTFOLIO
                                 -------------------------------------------   ------------------------------------------

                                 Period ended    Year ended      Year ended    Period ended    Year ended      Year ended
                                   June 30,       Dec. 31,        Dec. 31,       June 30,       Dec. 31,        Dec. 31,
                                     1997           1996            1995           1997           1996            1995
                                  -----------    -----------     -----------    -----------    -----------     -----------


Units outstanding
   beginning of year.......    4,887,336.339   4,004,682.843  3,085,291.094  2,135,892.647   1,821,113.544  1,680,499.232
Units purchased............      313,953.362     882,779.363    769,630.128    152,931.869     337,234.453    381,191.472
Units redeemed.............     (180,431.054)   (248,381.443)  (279,858.707)   (84,424.527)    (99,802.296)  (120,861.323)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...........      (29,720.803)    248,255.579    429,620.328     25,539.310      77,346.946   (119,715.837)
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   end of period...........    4,991,137.844   4,887,336.339  4,004,682.843  2,229,939.299   2,135,892.647  1,821,113.544
                               =============   =============  =============  =============   =============  =============


              FIDELITY'S VIP II                              FIDELITY'S VIP II                          FIDELITY'S VIP II
                 ASSET MANAGER                             INVESTMENT GRADE BOND                             INDEX 500
                   PORTFOLIO                                     PORTFOLIO                                   PORTFOLIO
   -----------------------------------------    ------------------------------------------  ----------------------------------------

  Period ended    Year ended      Year ended    Period ended    Year ended     Year ended  Period ended    Year ended   Year ended
    June 30,       Dec. 31,        Dec. 31,       June 30,       Dec. 31,       Dec. 31,     June 30,       Dec. 31,     Dec. 31,
      1997           1996            1995           1997           1996           1995         1997           1996         1995
   -----------    -----------     -----------    -----------    -----------    -----------  -----------    -----------  -----------


3,625,602.544   3,660,661.401  3,382,528.684  1,229,103.009   1,284,788.353   993,890.531 1,361,319.400    575,979.607 263,727.290
  151,712.037     431,588.306    542,582.388    126,581.117     563,010.493   723,466.175   400,914.414    528,885.610 230,822.310
 (132,679.943)   (225,698.145)  (270,565.326)   (74,078.208)    (77,616.189)  (49,436.532)  (29,857.411)   (36,028.233)(16,245.621)


  (45,681.093)   (240,949.018)     6,115.655   (178,754.503)   (541,079.648) (383,131.821)  259,636.110    292,482.416  97,675.628
  -----------     -----------    -----------    -----------     -----------   -----------   -----------    ----------- -----------

3,598,953.545   3,625,602.544  3,660,661.401  1,102,851.415   1,229,103.009 1,284,788.353 1,992,012.513  1,361,319.400 575,979.607
=============   =============  =============  =============  =============  ============= =============  ============= ============






                                              FIDELITY'S VIP II                              PUTNAM VT
                                                 CONTRAFUND                             DIVERSIFIED INCOME
                                                  PORTFOLIO                                  PORTFOLIO
                                  ---------------------------------------   -----------------------------------------

                                  Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                    June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                      1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............ 1,419,399.210   440,844.341             -   738,230.029   632,420.015   350,570.940
Units purchased .................   418,327.561   737,590.326   349,595.850   137,607.838   280,700.695   342,422.647
Units reedeemed .................   (39,308.736)  (26,507.141)   (2,747.245)  (17,044.572)  (39,176.645)  (18,550.684)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    90,516.654   267,471.684    93,995.736   (33,941.172) (135,714.036)  (42,022.888)
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period................. 1,888,934.689 1,419,399.210   440,844.341   824,852.123   738,230.029   632,420.015
                                  ============= =============  =============  ============= ===========  =============







                 PUTNAM VT                                 PUTNAM VT                                 PUTNAM VT
             GROWTH AND INCOME                       UTILITIES GROWTH AND                             VOYAGER
                   FUND                                   INCOME FUND                                  FUND
   -------------------------------------     -------------------------------------     -------------------------------------

Period ended   Year ended    Year ended    Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
  June 30,      Dec. 31,      Dec. 31,       June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
    1997          1996          1995           1997          1996          1995          1997          1996          1995
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
1,917,929.188   859,405.399   263,273.051   444,807.852   294,096.722   120,645.331 2,796,110.142 1,370,458.827   423,202.264
  458,776.283   796,295.039   411,254.359    68,499.718   195,499.871   109,716.900   484,799.526 1,078,470.561   702,903.236
  (48,733.005)  (33,899.316)  (19,519.533)  (16,274.234)  (14,835.000)   (6,323.494)  (75,620.726)  (73,768.567)  (23,265.910)


  150,005.109   296,128.126   204,397.462       373.504   (29,953.741)   70,057.985   136,816.137   420,949.321   267,619.237
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

2,477,977.575 1,917,929.188   859,405.339   497,406.840   444,807.852   294,096.722   3,342,105.079 2,796,110.142 1,370,458.827
============= =============  =============  ============= ============= ============= ============= ============= =============





                                                  PUTNAM VT                                  PUTNAM VT
                                                ASIA PACIFIC                             NEW OPPORTUNITIES
                                                 GROWTH FUND                                   FUND
                                    -------------------------------------    ---------------------------------------

                                  Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                    June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                      1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............   281,444.550    77,406.519             - 1,312,658.043   279,169.636             -
Units purchased .................    52,428.606   144,789.268    59,171.003   378,873.748   902,843.671   191,561.789
Units reedeemed .................    (2,832.633)   (2,722.403)     (164.483)  (29,437.832)  (27,711.406)   (1,607.939)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................     1,892.839    61,971.166    18,399.999    51,450.995   158,356.142    89,215.786
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period...............     332,933.362   281,444.550    77,406.519   1,713,544.954 1,312,658.043   279,169.636
                                  =============   ============= ============  ============= =============  ============





                   NORTHSTAR'S                               NORTHSTAR'S                              NORTHSTAR'S
                INCOME AND GROWTH                              GROWTH                               MULTI-SECTOR BOND
                      FUND                                      FUND                                      FUND
   ----------------------------------------  ----------------------------------------   ---------------------------------------

   Period ended   Year ended    Year ended    Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
     June 30,      Dec. 31,      Dec. 31,       June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
       1997          1996          1995           1997          1996          1995          1997          1996          1995
     -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     143,393.073    38,118.380             -   376,556.658    16,298.318             -   152,650.871    21,963.823             -
      61,900.014   105,150.785    36,112.093   187,103.047   199,288.667    15,762.759    64,878.505   142,773.744    21,443.118
      (7,442.255)   (1,659.008)      (76.821)   (5,675.819)   (2,015.459)     (272.010)   (3,850.239)   (1,447.790)       (0.504)


       8,504.697     1,782.916     2,083.108   (52,146.833)  162,985.132       807.569     5,346.155   (10,638.906)      521.209
     -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     206,355.529   143,393.073    38,118.380   505,837.053   376,556.658    16,298.318   219,025.292   152,650.871    21,963.823
    ============  ============    =========== ============   ===========    ===========  ===========   ==========    ===========



7.   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
Operations and changes in Contract Owners' equity for the period ended June 30, 1997 were as follows, (in thousands):


                                               FIDELITY'S   FIDELITY'S   FIDELITY'S   FIDELITY'S
                                                   VIP          VIP          VIP          VIP
                                              MONEY MARKET  HIGH INCOME EQUITY-INCOME   GROWTH
                                     TOTAL      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                   ---------    ---------    ---------    ---------    ---------
Net investment income:
  Reinvested dividend income....     $15,938         $704        $2,239       $2,076         $765
  Reinvested capital gains ......     22,210            -           277       10,439        3,426
  Administrative expenses.......      (4,627)        (223)         (265)        (974)        (896)
                                   ---------    ---------     ---------    ---------    ---------
        Net investment income
            and capital gains ...     33,521          481         2,251       11,541        3,295
                                   ---------    ---------     ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares..     10,902            -           250        2,571        4,671
  Increase (decrease) in unrealized
    appreciation of investments .     26,011            -          (231)       4,963        6,787
                                   ---------    ---------     ---------    ---------    ---------
        Net realized and
          unrealized gains (losses)   36,913            -            19        7,534       11,458
                                   ---------    ---------     ---------    ---------    ---------
            Net additions
              from operations....     70,434          481         2,270       19,075       14,753
                                   ---------    ---------     ---------    ---------    ---------
Contract Owners' transactions:
  Net purchase payments.........      76,664        9,758         3,398       10,243        5,598
  Surrenders ....................    (19,051)      (1,536)         (851)      (5,120)      (4,420)
  Transfers between Sub-Accounts
    and/or Fixed Account........         513       (5,469)         (372)         (82)      (1,096)
  Annuity payments ..............     (1,779)         (70)          (70)        (238)        (339)
  Transfers to (from) required
    reserves ....................         22            1             7            5           26
                                   ---------    ---------     ---------    ---------    ---------
    Net additions (reductions) for
      Contract Owners' transactions   56,369        2,684         2,112        4,808         (231)
                                   ---------    ---------     ---------    ---------    ---------
        Net additions (reductions)
           for the period.......     126,803        3,165         4,382       23,883       14,522

Contract Owners' Equity,
   beginning of the year ........    558,248       25,537        31,705      119,587      114,522
                                   ---------    ---------     ---------    ---------    ---------
Contract Owners' Equity,
   end of the period ............    $685,051     $28,702       $36,087     $143,470     $129,044
                                     ========     =======       =======     ========     ========


                             FIDELITY'S                               PUTNAM       PUTNAM       PUTNAM
  FIDELITY'S   FIDELITY'S      VIP II     FIDELITY'S   FIDELITY'S       VT           VT      VT UTILITIES
     VIP         VIP II      INVESTMENT     VIP II       VIP II     DIVERSIFIED  GROWTH AND   GROWTH AND
   OVERSEAS   ASSET MANAGER  GRADE BOND    INDEX 500   CONTRAFUND     INCOME       INCOME       INCOME
   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      FUND         FUND         FUND
   ---------    ---------     ---------    ---------    ---------    ---------    ---------    ---------
         $576       $1,879         $887         $287          $185         $596       $2,631         $578
        2,285        4,713            -          582           488            -            -            -
         (256)        (417)        (106)        (221)         (221)         (68)        (279)         (49)
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        2,605        6,175          781          648           452          528        2,352          529
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------


          501          368          (77)       1,142           346           52          409          106

        2,127         (953)        (419)       3,731         1,906         (419)       2,599         (233)
     --------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        2,628         (585)        (496)       4,873         2,252         (367)       3,008         (127)
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        5,233        5,590          285        5,521         2,704          161        5,360          402
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        2,043        2,130        1,446        7,100         6,225        1,633        7,857          956
       (1,198)      (1,700)        (862)        (472)         (448)        (142)        (663)         (83)

          154       (1,005)      (2,123)       4,692         1,370         (403)       2,538          (10)
         (101)        (175)        (129)         (59)          (83)         (59)        (109)        (119)

           (2)           1            -          (18)            7            -           (5)           -
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

          896         (749)      (1,668)      11,243         7,071        1,029        9,618          744
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        6,129        4,841       (1,383)      16,764         9,775        1,190       14,978        1,146


       32,976       54,171       15,324       22,602        20,575        8,795       30,851        6,139
    ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      $39,105      $59,012      $13,941      $39,366       $30,350       $9,985      $45,829       $7,285
    =========     ========     ========    =========     =========    =========    =========     ========








                                                    PUTNAM         PUTNAM
                                     PUTNAM           VT             VT         NORTHSTAR'S                   NORTHSTAR'S
                                       VT           ASIA PACIFIC    NEW          INCOME AND   NORTHSTAR'S      MULTI-SEC
                                     VOYAGER        GROWTH      OPPORTUNITIES      GROWTH        GROWTH          BOND
                                      FUND           FUND           FUND           FUND           FUND           FUND
                                    ---------      ---------      ---------      ---------      ---------      ---------
Net investment income:
  Reinvested dividend income.......   $2,284           $68              $-           $46            $31           $106
  Reinvested capital gains .........       -             -              -              -              -              -
  Administrative expenses..........     (369)          (25)          (168)           (20)           (52)           (18)
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net investment income (loss)
       and capital gains ...........   1,915            43           (168)            26            (21)            88
                                   ---------     ---------      ---------      ---------      ---------      ---------
Realized and unrealized gains (losses):
  Net realized gains on
     redemptions of fund shares ....     366            16            139              8             33              1
  Increase (decrease) in unrealized
    appreciation of investments ....   3,162           168          2,280            160            391             (8)
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net realized and
        unrealized gains (losses) ..   3,528           184          2,419            168            424             (7)
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions
        from operations............    5,443           227          2,251            194            403             81
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' transactions:
  Net purchase payments ............   7,679           561          5,516            864          2,825            832
  Surrenders .......................  (1,025)          (29)          (351)           (53)           (65)`          (33)
  Transfers between Sub-Accounts
    and/or Fixed Account ...........   2,127             -            770            118           (764)            68
  Annuity payments .................     (90)            0            (59)           (46)           (17)           (16)
  Transfers (from) to required
    reserves .......................      (5)           (2)             7              -              -              -
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions for
      Contract Owners' transactions    8,686           530          5,883            883          1,979            851
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions
      for the period ...............  14,129           757          8,134          1,077          2,382            932

Contract Owners' Equity,
   beginning of the year ...........  43,781         3,093         19,059          1,934          5,655          1,942
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' Equity,
   end of the period ............... $57,910        $3,850        $27,193         $3,011         $8,037         $2,874
                                     =======        ======        =======         ======         ======         ======




RELIASTAR SELECT VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507


38777j
(Select II/III)